Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Interest Income:
Loans, including fees	$ 90,654		$ 114,596		$ 142,969
Investment securities	9,365		6,749		6,339
Overnight funds sold	769		850		99
Interest-bearing deposits in other banks	3		4		38
Total interest income	100,791		122,199		149,445
Interest Expense:
Demand	3,484		11,653		7,512
Savings	126		408		1,110
Time deposits:
Less than $100	9,532		14,404		14,513
$100 or more	9,199		11,259		12,880
Interest on deposits	22,341		37,724		36,015
Federal Home Loan Bank borrowings	4,010		5,505		4,184
Other borrowings	2,973		3,011		3,704
Overnight funds purchased					391
Total interest expense	29,324		46,240		44,294
Net interest income	71,467		75,959		105,151
Provision for loan losses	67,850		211,800		134,223
Net interest income (expense) after provision for loan losses	3,617		(135,841)		(29,072)
Noninterest Income:
Service charges on deposit accounts	5,940		6,587		8,117
Mortgage banking revenue	8,369		11,269		4,642
Gain on sale of investment securities available for sale	1,481		468		4,274
Gain (loss) on sale of premises and equipment	(58)		165		(29)
Gain on sale of insurance subsidiary	1,251
Extinguishment of debt charge					(1,962)
Losses on foreclosed real estate and repossessed assets	(22,096)		(11,228)		(1,204)
Other-than-temporary impairment of securities (includes total other-than-temporary impairment losses of $401, $67, and $2,659, net of $0, $0, and $190 recognized in other comprehensive income for the years ended December 31, 2011, 2010, and 2009, respectively, before taxes)	(401)		(67)		(2,469)
Insurance revenue	2,656		4,512		4,901
Brokerage revenue	300		278		354
Income from bank-owned life insurance	1,818		1,858		1,658
Other	4,950		4,796		4,043
Total noninterest income	4,210		18,638		22,325
Noninterest Expense:
Salaries and employee benefits	43,246		45,844		42,285
Occupancy	9,752		9,006		9,044
Professional and consultants fees	11,072		7,418		2,883
FDIC insurance	11,230		4,278		5,661
Data processing	4,640		5,037		5,368
Problem loans and repossessed asset costs	5,668		4,711		934
Impairment of goodwill					84,837
Equipment	3,370		4,034		4,735
Other	14,698		15,004		15,048
Total noninterest expense	103,676		95,332		170,795
Loss before provision for income taxes	(95,849)		(212,535)		(177,542)
Provision for income taxes (benefit)	2,153		(2,179)		23,908
Net loss	(98,002)		(210,356)		(201,450)
Net income attributable to non-controlling interest	612		983
Net income (loss) attributable to Hampton Roads Bankshares, Inc.	(98,614)		(211,339)		(201,450)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock			(112,114)		8,689
Net income (loss) available to common shareholders	$ (98,614)		$ (99,225)		$ (210,139)
Per Share: (1)
Cash dividends declared		[1]		[1]	$ 5.50	[1]
Basic loss	$ (2.90)	[1]	$ (12.85)	[1]	$ (240.80)	[1]
Diluted loss	$ (2.90)	[1]	$ (12.85)	[1]	$ (240.80)	[1]
Basic weighted average shares outstanding	33,984,795	[1]	7,722,817	[1]	872,657	[1]
Effect of dilutive stock options		[1]		[1]		[1]
Diluted weighted average shares outstanding	33,984,795	[1]	7,722,817	[1]	872,657	[1]

[1]	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.